RETIREMENT BENEFIT PLANS - Disclosure of Benefits Expected To Be Paid (Details) £ in Millions	Dec. 31, 2024 GBP (£)
2025
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	£ 478
2026
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	405
2027
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	424
2028
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	444
2029
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	463
Five years ending 2034
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	£ 2,438